Supplement to the
Fidelity® Hedged Equity Fund

April 1, 2026
Summary Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anthony Italiano (Co-Portfolio Manager) has managed the fund since 2026.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
FHE-SUSTK-0526-100 1.9922990.100	May 29, 2026
Supplement to the
Fidelity® Hedged Equity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2026
Summary Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anthony Italiano (Co-Portfolio Manager) has managed the fund since 2026.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
AFHE-SUSTK-0526-100 1.9922991.100	May 29, 2026